Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Additional paid in capital	Capital reserve from securities measured at fair value through other comprehensive income	Capital reserve due to translation to presentation currency	Capital reserve from hedges	Capital reserve from sharebased payments	Capital reserve from employee benefits	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 11,706	$ 209,760		$ (3,490)	$ 357	$ 4,558	$ (320)	$ (43,933)	$ 178,638
Net income								3,624	3,624
Other comprehensive income (loss)					(299)				(299)
Tax effect
Total comprehensive income (loss)					(299)			3,624	3,325
Exercise and forfeiture of share-based payment into shares	10	188				(182)			10
Cost of share-based payment						370			370
Balance at Jun. 30, 2021	11,716	209,942		(3,490)	58	4,746	(320)	(40,309)	182,343
Balance at Dec. 31, 2020	11,706	209,760		(3,490)	357	4,558	(320)	(43,933)	178,638
Net income								(2,230)	(2,230)
Other comprehensive income (loss)					(303)		171		(132)
Tax effect
Total comprehensive income (loss)					(303)		171	(2,230)	(2,362)
Exercise and forfeiture of share-based payment into shares	19	444				(444)			19
Cost of share-based payment						529			529
Balance at Dec. 31, 2021	11,725	210,204		(3,490)	54	4,643	(149)	(46,163)	176,824
Balance at Mar. 31, 2021	11,713	209,859		(3,490)	30	4,674	(320)	(41,246)	181,220
Net income								937	937
Other comprehensive income (loss)					28				28
Tax effect
Total comprehensive income (loss)					28			937	965
Exercise and forfeiture of share-based payment into shares	3	83				(83)			3
Cost of share-based payment						155			155
Balance at Jun. 30, 2021	11,716	209,942		(3,490)	58	4,746	(320)	(40,309)	182,343
Balance at Dec. 31, 2021	11,725	210,204		(3,490)	54	4,643	(149)	(46,163)	176,824
Net income								(5,749)	(5,749)
Other comprehensive income (loss)					(496)		420		(76)
Tax effect
Total comprehensive income (loss)					(496)		420	(5,749)	(5,825)
Exercise and forfeiture of share-based payment into shares	6	115				(115)			6
Cost of share-based payment						569			569
Balance at Jun. 30, 2022	11,731	210,319		(3,490)	(442)	5,097	271	(51,912)	171,574
Balance at Mar. 31, 2022	11,728	210,269		(3,490)	12	4,771	(149)	(47,991)	175,150
Net income								(3,921)	(3,921)
Other comprehensive income (loss)					(454)		420		(34)
Tax effect
Total comprehensive income (loss)					(454)		420	(3,921)	(3,955)
Exercise and forfeiture of share-based payment into shares	3	50				(50)			3
Cost of share-based payment						376			376
Balance at Jun. 30, 2022	$ 11,731	$ 210,319		$ (3,490)	$ (442)	$ 5,097	$ 271	$ (51,912)	$ 171,574